Intangible asset and assets held for sale	12 Months Ended
Dec. 31, 2025
Intangible asset and assets held for sale
Intangible asset and assets held for sale

6.Intangible asset and assets held for sale

The intangible asset consisted of the Oral AmpB Delivery System held by AmpB Tech (“OralTrans”), which consists of (a) a license to three patents from the University of British Columbia; (b) title to several patents and patent applications; and (c) clinical and pre-clinical data. This intangible asset had a finite useful life that was estimated to run until the latest expected expiry date of the patent that is expected to issue from the latest-filed patent application either licensed to or filed by the Company.

On Oct 6, 2022, the Company licensed the OralTrans technology to NWMT in exchange for 15% of NWMT. Further, the Company entered into an agreement with NWPT, the entity that owns 85% of NWMT, in which NWPT acquired a time-limited option to acquire AmpB Tech from the Company for $3,000 subject to certain conditions (the “Call Option”); and  the Company acquired a time-limited option (with the same term as the Call Option) to compel NWPT to acquire AmpB Tech from the Company for US$3,000 subject to certain conditions (the “Put Option”).

Due to the prospect of sale within one year, AmpB Tech (and its component assets, OralTrans and the investment in NWPT), were considered assets held for sale. Accordingly, the group of assets were recorded at their respective fair values, determined to be $2,992 in aggregate, as of January 1, 2024, and the intangible asset was no longer amortized.

During the year ended December 31, 2024, management determined that it was no longer likely that the sale of AmpB (and its component assets, OralTrans and the investment in NWPT) would be completed through the exercise of the Call Option or completion of the Put Option. As such, the AmpB assets no longer qualified as held for sale and accordingly were measured at the lower of the carrying value and the recoverable amount. The Company recognized an impairment of $2,905 to fully write down the remaining carrying value of the intangible asset, the investment in NWMT, and the Call and Put Options. The factor leading to this impairment was the lack of financing obtained by NWMT to advance the technology. On October 7, 2024, the Company exercised its Put Option, and NWPT did not fulfil their obligations under the terms of the agreement. On July 29, 2025, the Company completed the sale of its wholly owned subsidiary in Canada, Amphotericin B Technologies, Inc., (AmpB), to Natural Works Trading Limited, as part of a strategic portfolio review, for consideration of $10.